                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08727
                                   ---------------------------------------------

                   SunAmerica Senior Floating Rate Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ    07311
--------------------------------------------------------------------------------
       (Address of principal executive offices)                   (Zip code)


                              Robert M. Zakem, ESQ.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                             Jersey City, NJ 07311

--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 324-6363
                                                    ----------------------------

Date of fiscal year end:      December 31
                          -------------------------

Date of reporting period:     June 30, 2003
                           ------------------------

Item 1. Reports to Shareholders.
        SunAmerica Senior Floating Rate Fund, Inc. Semiannual Report at June 30, 2003.

                                    [GRAPHIC]



  SunAmerica

                           THE RETIREMENT SPECIALIST
    Senior Floating Rate Fund
    2003 SEMIANNUAL REPORT


                                                    [LOGO] AIG Sun America
                                                               Mutual Funds

                        Table of Contents
--------------------------------------------------------------------------------

                    STATEMENT OF ASSETS AND LIABILITIES   1
                    STATEMENT OF OPERATIONS............   2
                    STATEMENTS OF CHANGES IN NET ASSETS   3
                    STATEMENT OF CASH FLOWS............   4
                    FINANCIAL HIGHLIGHTS...............   5
                    PORTFOLIO OF INVESTMENTS...........   8
                    NOTES TO FINANCIAL STATEMENTS......  12
                    DIRECTORS INFORMATION..............  20

      SunAmerica Senior Floating Rate Fund, Inc.
      STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2003 -- (unaudited)
---------------------------------------------

   ASSETS:
   Investments in loans and securities, at value (Identified
    cost, $130,003,599)........................................ $120,555,288
   Cash........................................................      901,006
   Receivables:
    Investments sold...........................................    1,585,485
    Fund shares sold...........................................       76,453
    Interest and dividends receivable..........................      681,639
    Due from investment adviser................................      125,232
   Prepaid expenses............................................        2,835
                                                                ------------
    Total assets...............................................  123,927,938
                                                                ------------
   LIABILITIES:
   Payables:
    Investments purchased......................................      849,849
    Fund shares repurchased....................................    2,486,058
    Dividend payable...........................................      117,294
    Investment adviser.........................................       84,627
    Distribution and service fees..............................       66,358
    Administration fees........................................       39,825
    Other accrued expenses.....................................      207,368
    Commitments (Note 10)......................................           --
                                                                ------------
    Total liabilities..........................................    3,851,379
                                                                ------------
      Net assets............................................... $120,076,559
                                                                ============
   NET ASSETS CONSIST OF:
   Capital shares at par value of $.01......................... $    131,416
   Additional paid-in capital..................................  151,881,667
                                                                ------------
                                                                 152,013,083
   Accumulated undistributed net investment income (loss)......       67,120
   Accumulated net realized gain (loss)........................  (22,555,333)
   Unrealized appreciation (depreciation) on investments.......   (9,448,311)
                                                                ------------
    Net assets................................................. $120,076,559
                                                                ============

                                             Class B     Class C     Class D
                                           ----------- ----------- -----------
  Net assets at value..................... $28,977,528 $77,711,828 $13,387,203
  Shares outstanding......................   3,171,439   8,505,016   1,465,177
  Net Asset Value, offering and
   redemption price per share (excluding
   any applicable contingent deferred
   sales charges)......................... $      9.14 $      9.14 $      9.14
                                           =========== =========== ===========


See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      STATEMENT OF OPERATIONS -- For the six months ended June 30,
      2003 -- (unaudited)
-----------------------------------------------------
                                                      --------------------------



  INVESTMENT INCOME:
  Income:
  Interest....................................................... $ 3,345,566
  Dividends......................................................      26,215
  Facility and other fee income (Note 2).........................     684,611
                                                                  -----------
     Total income................................................   4,056,392
                                                                  -----------
  EXPENSES:
  Investment adviser fee.........................................     529,762
  Distribution and service maintenance fee -- for Class B........     112,017
  Distribution and service maintenance fee -- for Class C........     302,901
  Custody fee....................................................      27,796
  Transfer agent fee and expenses -- Class B.....................       7,600
  Transfer agent fee and expenses -- Class C.....................      36,080
  Transfer agent fee and expenses -- Class D.....................       3,800
  Audit fees.....................................................      71,965
  Legal fees.....................................................      25,970
  Administration fees............................................     249,501
  Accounting service fees........................................      54,935
  Printing expense...............................................      70,073
  Directors' fees and expenses...................................      15,025
  Interest expense...............................................      11,730
  Miscellaneous..................................................      30,721
                                                                  -----------
  Total expenses before reimbursements and custody credits.......   1,549,876
  Expenses waived or reimbursed..................................    (638,591)
  Custody credits earned on cash balances........................      (2,137)
                                                                  -----------
     Net expenses................................................     909,148
                                                                  -----------
  Net investment income (loss)...................................   3,147,244
                                                                  -----------
  REALIZED AND UNREALIZED GAIN/(LOSS):
  Net realized gain (loss) on investment transactions............  (1,872,584)
  Change in unrealized appreciation (depreciation) on investments   6,631,518
                                                                  -----------
  Net realized and unrealized gain (loss) on investments.........   4,758,934
                                                                  -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 7,906,178
                                                                  ===========


See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          For the six
                                                                                         months ended
                                                                                         June 30, 2003 For the year ended
                                                                                          (unaudited)  December 31, 2002
                                                                                         ------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).......................................................... $  3,147,244     $  7,523,444
  Net realized gain (loss) on investment transactions...................................   (1,872,584)      (6,967,383)
  Change in unrealized appreciation (depreciation) on investments.......................    6,631,518        2,298,689
                                                                                         ------------     ------------
Net increase (decrease) in net assets resulting from operations.........................    7,906,178        2,854,750

Distributions to shareholders:
  From net investment income (Class B)..................................................     (743,561)      (1,634,402)
  From net investment income (Class C)..................................................   (1,992,113)      (4,660,669)
  From net investment income (Class D)..................................................     (362,808)        (924,225)
                                                                                         ------------     ------------
Total distributions to shareholders.....................................................   (3,098,482)      (7,219,296)
                                                                                         ------------     ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 3) $(17,776,181)     (71,961,280)
                                                                                         ------------     ------------
Total increase (decrease) in net assets.................................................  (12,968,485)     (76,325,826)
Net Assets:
Beginning of period..................................................................... $133,045,044     $209,370,870
                                                                                         ------------     ------------
End of period........................................................................... $120,076,559     $133,045,044
                                                                                         ============     ============
Accumulated undistributed net investment income (loss).................................. $     67,120     $     18,358
                                                                                         ============     ============


See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      STATEMENT OF CASH FLOWS -- For the six months ended June 30, 2003 -- (unaudited)


INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations....................................................................... $  7,906,178

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
  Purchase of loans..............................................................................................  (60,146,263)
  Proceeds from loans sold.......................................................................................   55,158,955
  Loan principal paydowns........................................................................................   33,820,160
  Purchases -- funding fees......................................................................................    1,420,585
  Sales of short-term securities, net............................................................................  (10,042,910)
  Accretion of facility fee income...............................................................................     (509,042)
  Decrease in dividends and interest.............................................................................       99,245
  Increase in receivables for investments sold...................................................................   (1,362,490)
  Decrease in amount due from investment adviser.................................................................       80,326
  Decrease in other assets.......................................................................................       20,933
  Decrease in payable to the adviser.............................................................................      (13,636)
  Increase in payable for investments purchased..................................................................      849,849
  Decrease in other liabilities..................................................................................      (52,124)
  Unrealized appreciation on investments.........................................................................   (6,631,518)
  Net realized loss from investments.............................................................................    1,872,584
                                                                                                                  ------------
Net cash provided by operating activities........................................................................ $ 22,470,832
                                                                                                                  ------------
Cash flows from financing activities:
Proceeds from shares sold........................................................................................    6,302,278
Payment on shares redeemed.......................................................................................  (27,338,444)
Cash dividends paid (not including reinvested dividends of $2,111,544)...........................................   (1,072,320)
                                                                                                                  ------------
Net cash used in financing activities............................................................................ $(22,108,486)
                                                                                                                  ------------
Net increase in cash.............................................................................................      362,346
Cash balance at beginning of period..............................................................................      538,660
                                                                                                                  ------------
Cash balance at end of period.................................................................................... $    901,006
                                                                                                                  ============



See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Class B
                                              --------------------------------------------------------------
                                              Six Months                                           Period from
                                                 ended      Year     Year       Year       Year     8/31/98*
                                               06/30/03    ended    ended      ended      ended      through
                                              (unaudited) 12/31/02 12/31/01  12/31/00## 12/31/99## 12/31/98##
                                              ----------- -------- --------  ---------- ---------- -----------
Net Asset Value, Beginning of Period.........   $   8.78  $  9.03  $  9.64    $  9.98    $  9.98     $10.00
Investment Operations:
Net investment income (loss).................      0.23@     0.40@    0.58@      0.75       0.69       0.20
Net realized and unrealized gain (loss) on
 investments.................................      0.35     (0.26)   (0.60)     (0.33)      0.00      (0.02)
                                                -------   -------  -------    -------    -------     ------
 Total from investment operations............      0.58      0.14    (0.02)      0.42       0.69       0.18
                                                -------   -------  -------    -------    -------     ------
Distributions:
Dividends from net investment income.........     (0.22)    (0.39)   (0.59)     (0.76)     (0.69)     (0.20)
                                                -------   -------  -------    -------    -------     ------
Net Asset Value, End of Period...............   $  9.14   $  8.78  $  9.03    $  9.64    $  9.98       9.98
                                                -------   -------  -------    -------    -------     ------
Total Return(1)..............................      6.68%     1.54%   (0.41%)     4.61%      7.13%      1.89%
Ratios/Supplemental Data
Net assets, end of period ($000's)...........   $28,978   $31,906  $42,335    $50,966    $37,439     $4,826
Ratio of net expenses to average net assets..      1.45%#    1.45%    1.45%      1.42%      0.70%      0.00%#
Ratio of net investment income to average
 net assets..................................      5.05%#    4.42%    6.23%      7.85%      6.87%      6.11%#
Portfolio turnover rate......................        46%      112%      69%        41%        30%        18%
Expense ratio before waiver of fees and
 reimbursement of expenses...................      2.55%#    2.51%    2.47%      2.31%      2.29%      4.02%#
Net investment income ratio before waiver of
 fees and reimbursement of expenses..........      3.96%#    3.36%    5.21%      6.96%      5.28%      2.09%#

--------
 * Commencement of Operations
 # Annualized
 @ Calculated based upon average shares outstanding.
## The financial statements of the Fund for the periods prior to January 1, 2001 were audited by other independent auditors whose report dated February 23, 2001 expressed an unqualified opinion on the statements
(1) Total return is not annualized and does not reflect sales load.


See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                           Class C
                                              ---------------------------------------------------------------
                                              Six Months                                            Period from
                                                 ended      Year      Year       Year       Year     8/31/98*
                                               06/30/03    ended     ended      ended      ended      through
                                              (unaudited) 12/31/02  12/31/01  12/31/00## 12/31/99## 12/31/98##
                                              ----------- -------- --------   ---------- ---------- -----------
Net Asset Value, Beginning of Period.........   $  8.78   $  9.03  $   9.64    $   9.98   $   9.98    $ 10.00
Investment Operations:
Net investment income (loss).................      0.23@     0.40@     0.57@       0.76       0.69       0.20
Net realized and unrealized gain(loss) on
 investments.................................      0.35     (0.27)    (0.60)      (0.33)      0.00      (0.02)
                                                -------   -------  --------    --------   --------    -------
 Total from investment operations............      0.58      0.13     (0.03)       0.43       0.69       0.18
                                                -------   -------  --------    --------   --------    -------
Distributions:
Dividends from net investment income.........     (0.22)    (0.38)    (0.58)      (0.77)     (0.69)     (0.20)
                                                -------   -------  --------    --------   --------    -------
Net Asset Value, End of Period...............   $  9.14   $  8.78  $   9.03    $   9.64   $   9.98    $  9.98
                                                -------   -------  --------    --------   --------    -------
Total Return(1)..............................      6.66%     1.47%    (0.45)%      4.60%      7.12%      1.89%
Ratios/Supplemental Data
Net assets, end of period ($000's)...........   $77,712   $86,101  $140,664    $227,662   $173,322    $14,259
Ratio of net expenses to average net assets..      1.50%#    1.50%     1.50%       1.43%      0.79%      0.00%#
Ratio of net investment income to average
 net assets..................................      5.01%#    4.33%     6.28%       7.85%      6.82%      6.11%#
Portfolio turnover rate......................        46%      112%       69%         41%        30%        18%
Expense ratio before waiver of fees and
 reimbursement of expenses...................      2.58%#    2.48%     2.52%       2.32%      2.25%      4.01%#
Net investment income ratio before waiver of
 fees and reimbursement of expenses..........      3.93%#    3.36%     5.26%       6.96%      5.36%      2.10%#

--------
 * Commencement of Operations
 # Annualized
 @ Calculated based upon average shares outstanding.
## The financial statements of the Fund for the periods prior to January 1, 2001 were audited by other independent auditors whose report dated February 23, 2001 expressed an unqualified opinion on the statements
(1) Total return is not annualized and does not reflect sales load.


See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                         Class D
                                                             -----------------------------
                                                                                   Period
                                                             Six Months             from
                                                                ended      Year   05/02/01*
                                                              06/30/03    ended    through
                                                             (unaudited) 12/31/02 12/31/01
                                                             ----------- -------- ---------
Net Asset Value, Beginning of Period........................   $  8.78   $  9.03   $  9.46
Investment Operations:
Net investment income (loss)@...............................      0.24      0.43      0.35
Net realized and unrealized gain (loss) on investments......      0.35     (0.27)    (0.42)
                                                               -------   -------   -------
 Total from investment operations...........................      0.59      0.16     (0.07)
                                                               -------   -------   -------

Distributions:
Dividends from net investment income........................     (0.23)    (0.41)    (0.36)
                                                               -------   -------   -------
Net Asset Value, End of Period..............................   $  9.14   $  8.78   $  9.03
                                                               -------   -------   -------
Total Return(1).............................................      6.79%     1.72%    (0.79)%
Ratios/Supplemental Data
Net assets, end of period ($000's)..........................   $13,387   $15,037   $26,372
Ratio of net expenses to average net assets.................      1.25%#    1.25%     1.25%#
Ratio of net investment income to average net assets........      5.26%#    4.58%     5.66%#
Portfolio turnover rate.....................................        46%      112%       69%
Expense ratio before waiver of fees and reimbursement of
 expenses...................................................      1.80%#    1.77%     2.27%#
Net investment income ratio before waiver of fees and
 reimbursement of expenses..................................      4.71%#    4.06%     4.64%#

--------
 * Commencement of Operations
 # Annualized
 @ Calculated based upon average shares outstanding.
(1) Total return is not annualized and does not reflect sales load.


See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      PORTFOLIO OF INVESTMENTS -- June 30, 2003 -- (unaudited)

                                                                Ratings/1/
                                                               ------------ Interest Maturity
           Industry Description                    Type        Moody's S&P    Rate   Date/2/     Par        Value
-----------------------------------------------------------------------------        -        ----------------------
LOANS/3 /-- 83.63%
Automobile -- 1.24%
   Polypore, Inc............................ BTL-C              Ba3     B+    4.25%  12/31/07 $1,481,250 $ 1,488,656
                                                                                                         -----------
Beverage, Food and Tobacco -- 1.71%
   Commonwealth Brands, Inc................. BTL                 B2     B+    4.00    8/28/07  1,194,333   1,197,319
   Doane Pet Care Co........................ BTL-B               B2     B+    4.75   12/31/05    309,345     309,732
   Doane Pet Care Co........................ BTL-C               B2     B+    4.75   12/31/06     60,167      60,292
   Dole Foods, Inc.......................... BTL-B               NR     BB    3.75    9/28/08    478,261     482,346
                                                                                                         -----------
                                                                                                           2,049,689
Broadcasting and Entertainment -- 14.28%
   AT&T Comcast Corp........................ BTL                 NR    BBB    1.38    4/26/04    135,220     134,544
   CC VI Operating Partnership.............. BTL-B               B3    CCC+   2.50   11/12/08    497,500     445,107
   Century Cable Holdings, LLC.............. Discretionary BTL   NR     NR    4.71   12/31/09  2,500,000   2,108,437
   Century -- TCI California LP............. Revolver            NR     NR    2.00   12/31/07  1,000,000     943,333
   Charter Communications Operating, LLC.... BTL-B               B3    CCC+   2.75    3/18/08  1,717,500   1,612,303
   Classic Cable, Inc@...................... BTL-A               NR     NR    4.00    1/16/08  1,430,432   1,330,302
   Classic Cable, Inc@...................... BTL-B              Caa2    D     4.75    1/16/09    997,216     927,411
   DIRECTV Holdings, LLC.................... BTL-B               B1     NR    3.50     3/6/10  1,500,000   1,512,095
   FrontierVision Operating Partners LP..... BTL-B               NR     NR    2.38    3/31/06  2,000,000   1,882,500
   Insight Midwest Holdings, LLC............ BTL-B               B1     BB    2.75   12/31/09  1,000,000   1,001,250
   PANAMSAT Corp............................ BTL-B              Ba3     B+    3.50   12/31/08  1,500,000   1,509,242
   Pegasus Media and Communications, Inc.@.. Initial BTL        Caa1   CCC+   3.50    4/30/05  3,210,853   3,098,473
   RCN Corp................................. BTL-B              Caa2   CCC+   4.00    6/30/07    744,000     641,700
                                                                                                         -----------
                                                                                                          17,146,697
Buildings & Real Estate -- 2.50%
   Interline Brands, Inc.................... BTL                 NR     B+    4.50   11/30/05  1,000,000   1,007,500
   Lennar Corp.............................. Facility C         Baa3   BBB-   1.75   12/15/08    993,333     995,196
   Therma-Tru Corp.......................... BTL-B               B1    BB-    3.00    2/20/10    997,500   1,000,929
                                                                                                         -----------
                                                                                                           3,003,625
Cargo Transport -- 0.18%
   Atlas Freighter Leasing III, Inc.@....... BTL-A              Ba3     NR    5.13    4/25/05    383,732     220,646
                                                                                                         -----------
Chemicals, Plastics and Rubber -- 5.41%
   Hercules, Inc. .......................... BTL-B              Ba2     BB    3.25    5/15/07    997,500   1,002,904
   Huntsman Corp............................ BTL-A               B3     B+    4.75    3/31/07  1,721,318   1,593,448
   Huntsman Corp............................ BTL-B               B3     B+    6.75    3/31/07    842,247     779,680
   Huntsman International, LLC.............. BTL-B               B3     B+    4.00    6/30/07  1,164,794   1,170,132
   Huntsman International, LLC.............. Revolver            B3     B+    3.25    6/30/05    808,306     781,531
   Huntsman International, LLC.............. BTL-C               B3     B+    4.25    6/30/08  1,164,794   1,169,890
                                                                                                         -----------
                                                                                                           6,497,585

See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      PORTFOLIO OF INVESTMENTS -- June 30, 2003 -- (unaudited) (continued)

                                                         Ratings/1/
                                                         ----------- Interest Maturity
            Industry Description                 Type    Moody's S&P   Rate   Date/2/     Par        Value
----------------------------------------------------------------------        -        ----------------------
Containers, Packaging and Glass -- 8.86%
   Berry Plastics Corp........................ BTL-B       B1    B+    3.00%   6/30/10 $  990,000 $   995,445
   Consolidated Container Co., LLC@........... BTL-B      Caa1   B-    4.25    6/30/07  2,251,323   2,108,740
   Constar International, Inc................. BTL-B       B2    BB-   4.50   11/20/09    992,500     999,530
   Crown Cork & Seal Co....................... BTL-B       B1    BB-   4.25    9/15/08  1,500,000   1,509,844
   Graham Packaging Co........................ Tranche     B3     B    4.00    2/14/10  1,500,000   1,496,325
   Pliant Corp. (Huntsman Pack)............... BTL-B       B3    B+    4.75    5/31/08  1,774,075   1,759,882
   Riverwood International Corp............... BTL         B3     B    2.75   12/31/06  1,776,119   1,774,038
                                                                                                  -----------
                                                                                                   10,643,804
Diversified/Conglomerate Manufacturing -- 0.24%
   Metokote Corp.@............................ BTL-A1      B1    B+    2.75    11/2/03    294,820     289,477
                                                                                                  -----------
Diversified/Conglomerate Service -- 1.46%
   Bridge Information Systems, Inc.*@......... BTL-B       NR    NR    4.00    5/29/05    546,098      60,071
   United Rental, Inc......................... BTL         B1    BB    3.00    8/31/07  1,693,304   1,692,775
                                                                                                  -----------
                                                                                                    1,752,846
Ecological -- 0.99%
   Allied Waste North America, Inc............ BTL         B1    NR    3.25    1/15/10    857,143     864,465
   Allied Waste North America, Inc............ Tranche A   B1    NR    3.25    1/15/10    142,857     143,946
   IT Group, Inc.*@........................... BTL-B       NR     D    3.38     6/1/06  2,114,716     179,751
                                                                                                  -----------
                                                                                                    1,188,162
Electronics -- 2.99%
   Amphenol Corp.............................. BTL-B       NR    BB+   2.50    5/10/10    926,000     932,790
   Dynamic Details, Inc.@..................... BTL-B       NR    NR    4.00    4/22/05     82,899      45,594
   General Cable Corp......................... BTL-B       B2     B    5.00    5/27/07    588,720     494,525
   Solectron Corp............................. Revolver   Ba3    BB-   3.00    2/12/04  1,500,000   1,455,000
   Superior Telecom, Inc.@.................... BTL-A      Caa2   NR    5.50    5/26/07  1,035,609     357,285
   Superior Telecom, Inc.@.................... BTL-B      Caa2   NR    5.50   11/27/05    880,150     303,652
                                                                                                  -----------
                                                                                                    3,588,846
Farming and Agriculture -- 1.34%
   United Industries Corp..................... BTL-B       B2    B+    4.00    1/20/06  1,602,384   1,605,388
                                                                                                  -----------
Healthcare, Education and Childcare -- 4.87%
   Cross Country Healthcare, Inc.............. BTL         NR    BB-   3.25    6/05/09  1,000,000   1,007,500
   Dade Behring, Inc.......................... BTL-A2      B2    B+    4.25    10/3/08    955,274     961,543
   Da Vita, Inc............................... BTL-B       B1    BB-   3.00    3/31/09    990,000     992,612
   Iasis Healthcare Corp...................... BTL-B       B2     B    4.25    2/07/09  1,387,500   1,397,256
   Insight Health Services Acquisition Corp... BTL-B       B1    B+    3.50   10/17/08    982,498     985,262
   Oxford Health Plans, Inc................... BTL         NR    BB+   2.75    4/30/08    500,000     502,500
                                                                                                  -----------
                                                                                                    5,846,673
Home and Office Furnishings, Housewares -- 3.15%
   Buhrmann, Inc. NV.......................... BTL-B       B2    B+    4.00   10/26/07  2,851,873   2,836,544
   National Bedding Co........................ BTL-B       B2    B+    3.75    8/31/08    939,857     942,353
                                                                                                  -----------
                                                                                                    3,778,897

See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      PORTFOLIO OF INVESTMENTS -- June 30, 2003 -- (unaudited) (continued)

                                                     Ratings/1/
                                                     ----------- Interest Maturity
           Industry Description               Type   Moody's S&P   Rate   Date/2/     Par       Value
------------------------------------------------------------------        -        ---------------------
Hotels, Motels, Inns, and Gaming -- 5.61%
   Extended Stay America, Inc................ BTL-B    B1    BB-   3.50%   1/15/08 $1,844,913 $1,850,184
   Marina District Finance Co., Inc.......... BTL-B    B3    B+    4.00   12/31/07  1,500,000  1,507,032
   Penn National Gaming...................... BTL-B    B2    B+    4.00    9/01/07    809,188    811,110
   Wyndham International, Inc................ BTL      B2    B-    4.75    6/30/06  3,153,190  2,569,850
                                                                                              ----------
                                                                                               6,738,176
Mining, Steel, Iron and Nonprecious Metals -- 3.63%
   CII Carbon, LLC@.......................... BTL      NR    NR    3.25    6/25/08    204,123    181,669
   Ispat Inland LP.@......................... BTL-B   Caa2   B-    3.75    7/16/05  1,222,800    841,693
   Ispat Inland LP.@......................... BTL-C   Caa2   B-    3.75    7/16/06  1,222,800    841,693
   Ispat Sidbec, Inc......................... BTL-B   Caa2   B-    3.75    7/16/04    305,174    245,665
   Ispat Sidbec, Inc......................... BTL-C   Caa2   B-    4.20    7/16/05    305,174    245,665
   OM Group, Inc............................. BTL-C    B3    B+    5.25    4/01/06  2,000,000  2,002,916
                                                                                              ----------
                                                                                               4,359,301
Oil and Gas -- 2.80%
   Tesoro Petroleum Corp..................... BTL      B1    BB-   5.50    4/15/08  1,000,000  1,006,429
   Tesoro Petroleum Corp..................... BTL      B1    BB-   3.25    4/17/07    833,333    839,844
   Williams Production Co.................... BTL      NR    B+    3.75    5/30/07  1,500,000  1,511,250
                                                                                              ----------
                                                                                               3,357,523
Personal and Nondurable Consumer Products -- 1.16%
   Church & Dwight Co., Inc.................. BTL-B   Ba2    BB    2.50    9/30/07  1,379,116  1,388,350
                                                                                              ----------
Printing and Publishing -- 5.55%
   American Color Graphics, Inc.@............ BTL-B    B2    B+    2.50    3/31/05  2,851,172  2,779,893
   Dex Media East, LLC....................... BTL-B   Ba3    BB-   4.00    11/8/09    910,569    924,391
   Moore Corp................................ BTL-B   Ba3    NR    3.00    3/15/10  1,000,000  1,008,906
   R.H. Donnelly, Inc........................ BTL-B    B1    BB    4.00    6/30/10    995,000  1,013,656
   Reader's Digest Associations, Inc......... BTL-B   Ba3    BB+   2.75    5/20/08    949,627    942,335
                                                                                              ----------
                                                                                               6,669,181
Retail Stores -- 0.71%
   Quality Stores (Central Tractor)*@#....... BTL-B    NR     D    3.75    4/30/06    878,470          0
   Weight Watchers International, Inc........ BTL-D    NR    BB    2.50   12/31/08    853,952    859,289
                                                                                              ----------
                                                                                                 859,289
Telecommunications -- 7.82%
   Centennial Puerto Rico Operations Corp.... BTL-B   Caa1   B-    3.25    5/31/07    376,063    366,347
   Centennial Puerto Rico Operations Corp.... BTL-C   Caa1   B-    3.50   11/30/07    586,502    573,305
   Global Crossing Holding LTD*@............. BTL-B    NR     D    3.00    6/30/06  2,490,909    551,560
   Nextel Finance Co......................... BTL-B    B1    B+    3.38    6/30/08  1,736,875  1,733,202
   Nextel Finance Co......................... BTL-C    B1    BB-   3.63   12/31/08    992,500    990,401
   Ntelos, Inc............................... BTL-B   Caa3    D    4.00    6/25/08  1,446,249  1,229,312
   Rural Cellular Corp.@..................... BTL-B    B3    B+    3.25    10/3/08  1,571,562  1,495,603
   Rural Cellular Corp.@..................... BTL-C    B3    B+    3.50     4/3/09  1,567,633  1,491,864
   TSI Telecommunications Services, Inc...... BTL-B    B1    B+    4.50   12/31/06    966,724    959,474
                                                                                              ----------
                                                                                               9,391,068

See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      PORTFOLIO OF INVESTMENTS -- June 30, 2003 -- (unaudited) (continued)
-----------------------------------

                                                   Ratings/1/
                                                   ----------- Interest Maturity
        Industry Description               Type    Moody's S&P   Rate   Date/2/  Par/Shares      Value
----------------------------------------------------------------        -        -------------------------
Textiles and Leather -- 2.95%
   Globe Manufacturing Corp.*@......... BTL-B        NR     D    2.75%   7/15/06 $   850,384 $     25,512
   Levi Strauss & Co................... BTL-B        B3    BB-   4.25    7/31/06     976,696      963,267
   Samsonite Corp.@.................... BTL          B2    B-    3.50    6/24/05   1,522,389    1,400,598
   Synthetic Industries, Inc........... BTL-B        B3    NR    4.75   12/14/07   1,471,875    1,148,063
                                                                                             ------------
                                                                                                3,537,440
Utilities -- 4.18%
   Calpine Corp........................ BTL-B        B1     B    3.75    5/10/04   1,424,347    1,418,294
   CMS Energy.......................... Facility B   B3    BB    5.50    4/30/04     171,892      171,999
   CMS Energy.......................... Facility C   B3    BB    7.00    9/30/04     250,230      251,012
   Consumers Energy Co................. BTL         Ba1    BB    4.50    7/11/04     166,667      167,813
   Michigan Electric Transmission Co... BTL         Baa3   NR    2.50     5/1/07     990,000      993,197
   Southern California Edison Co....... BTL-B       Ba3    BB    3.00     3/1/05   2,000,000    2,007,188
   Weststar Energy, Inc................ Revolver    Ba2    BB+   3.00     6/6/05       6,667        6,250
                                                                                             ------------
                                                                                                5,015,753
                                                                                             ------------
   TOTAL LOANS (Cost $109,865,383)..................................                         $100,417,072
                                                                                             ------------
REGISTERED INVESTMENT COMPANIES -- 16.77%
   SSgA Money Market Fund (Cost $20,138,216)........................              20,138,216 $ 20,138,216
                                                                                             ------------
TOTAL INVESTMENTS -- 100.40%
 (Cost $130,003,599**).................................................                      $120,555,288
                                                                                             ------------
Liabilities in excess of other assets -- (0.40)%.......................                      $   (478,729)
                                                                                             ------------
NET ASSETS -- 100.00%..................................................                      $120,076,559
                                                                                             ============

--------

*   Security is in default.
**  Approximate cost for Federal Tax purposes.
@   Illiquid security.
#   Fair valued.
BTL Bank Term Loan.
NR  Security is not rated.
1   Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by
    Standard & Poor's Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of June 30, 2003.
2   Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The Fund estimates that the actual maturity of the Loans held in its portfolio will be approximately 48 months.
3   The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London
    Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks or the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited)

Note 1. Organization of the Fund

   The SunAmerica Senior Floating Rate Fund, Inc. (the "Fund", formerly known as the North American Senior Floating Rate Fund, Inc.) is a non-diversified closed-end, investment management company. The Fund is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate debt obligations.

   The Fund may offer four classes of shares. Class B shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge which declines from 3% in the first year after purchase to zero after the fourth year. Class C shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge of 1% in the first year after purchase. Class D shares are sold and redeemed at net asset value, and were issued to shareholders of the CypressTree Senior Floating Rate Fund upon its merger into the Fund on May 11, 2001. Class D shares are sold only to investors participating in a fee-based investment advisory program (wrap program) or agency commission program, or to current Class D shareholders. Class A shares are not currently offered, and are available only upon the conversion of Class B and C shares after being held by the shareholders for eight and ten years, respectively. The share classes differ in their respective distribution and service fees. All classes have equal rights to assets and voting privileges.

   Indemnifications: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The following is a summary of the significant accounting policies followed by the fund in the preparation of the financial statements:

   Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the amounts and disclosure reported for the reporting period and as of the end of the reporting period. Actual results could differ from those estimates.

   Security Valuation: The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited) (continued)

   an active secondary market exists to a reliable degree in the subadviser's opinion will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree in the subadviser's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Obligations purchased with remaining maturities of 60 days or less are valued at amortized cost unless this method is determined not to produce fair valuation. Repurchase agreements and investments in money market funds are valued at cost plus accrued interest and dividends. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

   The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   Repurchase Agreements: The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. At June 30, 2003, the Fund did not enter into any repurchase agreements.

   Investment Income, Expenses, Dividends and Distributions to Shareholders and Income Taxes: Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Facility fees received, which were $509,042 for the six months ended June 30, 2003, are recognized as income over the stated life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $175,569 for the six months ended June 30, 2003, are recorded as income when received or

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited) (continued)

   contractually due to the Fund. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Expenses common to each class of share are allocated among the classes based upon their relative net asset values of each class or other appropriate methods. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   The Fund issues and redeems shares, invests in securities and distributes dividends from net investment income and net realized gains which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences which include different treatments for interest on defaulted securities, post October losses and organization costs, are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected. The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

   Securities Transactions. Realized gains or losses on the sale of portfolio assets are recognized on the settlement date using the specific identification method.

   Statement of Cash Flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account, and does not include any short-term investments at June 30, 2003.

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited) (continued)


Note 3. Capital Shares

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in four different classes, of which three classes were outstanding for the six months ended June 30, 2003. Share activity for the six months ended June 30, 2003, and the year ended December 31, 2002, was as follows:

                                       For the
                                  six months ended
                                    June 30, 2003              Year Ended
                                     (unaudited)            December 31, 2002
                              ------------------------  ------------------------
                                Shares       Capital      Shares       Capital
Class B                       ----------  ------------  ----------  ------------
Sold.........................     85,041  $    753,063     378,450  $  3,414,848
Reinvestment of distributions     50,613       450,875     113,871     1,013,694
Redeemed.....................   (596,682)   (5,285,424) (1,549,117)  (13,874,711)
                              ----------  ------------  ----------  ------------
   Net increase (decrease)...   (461,028) $ (4,081,486) (1,056,796) $ (9,446,169)
                              ==========  ============  ==========  ============

                                       For the
                                  six months ended
                                    June 30, 2003              Year Ended
                                     (unaudited)            December 31, 2002
                              ------------------------  ------------------------
                                Shares       Capital      Shares       Capital
Class C                       ----------  ------------  ----------  ------------
Sold.........................    589,600  $  5,251,621     510,065  $  4,590,514
Reinvestment of distributions    155,566     1,385,745     395,405     3,533,372
Redeemed..................... (2,043,211)  (18,141,367) (6,686,276)  (59,883,782)
                              ----------  ------------  ----------  ------------
   Net increase (decrease)... (1,298,045) $(11,504,001) (5,780,806) $(51,759,896)
                              ==========  ============  ==========  ============

                                       For the
                                  six months ended
                                    June 30, 2003              Year Ended
                                     (unaudited)            December 31, 2002
                              ------------------------  ------------------------
                                Shares       Capital      Shares       Capital
Class D                       ----------  ------------  ----------  ------------
Sold.........................     25,410  $    228,386      44,039  $    397,771
Reinvestment of distributions     30,860       274,924      80,245       717,010
Redeemed.....................   (303,208)   (2,694,004) (1,331,606)  (11,869,996)
                              ----------  ------------  ----------  ------------
   Net increase (decrease)...   (246,938) $ (2,190,694) (1,207,322) $(10,755,215)
                              ==========  ============  ==========  ============

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited) (continued)


   In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders are sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the six months ended June 30, 2003 the Fund made six Repurchase Offers, and redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

                                    Amount Tendered
                                   ------------------
                                   Shares   Capital
                                   ------- ----------
                          January. 544,789 $4,783,248
                          February 512,120  4,486,319
                          March... 959,429  8,480,084
                          April... 425,988  3,814,635
                          May..... 222,556  2,013,990
                          June.... 278,219  2,542,519

Note 4. Purchases And Sales Of Securities

   During the six months ended June 30, 2003, the Fund's cost of purchases of Loans and proceeds from Loan sales were $60,146,263 and $55,158,955, respectively.

Note 5. Investment Advisory Agreement And Other Transactions With Affiliates

   The Fund currently maintains an Investment Advisory Agreement with SAAMCo, who is responsible for managing the corporate and business affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. As compensation for its services the Adviser receives from the Fund an annual fee equal to the following percentage of average daily gross assets: 0.85% for the first $1 billion of average daily gross assets; 0.80% for average daily gross assets between $1 billion and $2 billion; and 0.75% for average daily gross assets of more than $2 billion. For purposes of computing the advisory fee, average daily gross assets are determined by deducting from total assets of the Fund all liabilities except the principal amount of any indebtedness from money borrowed, including debt securities issued by the Fund. For the six months ended June 30, 2003, SAAMCo received advisory fees in the amount of $529,762.

   Stanfield Capital Partners, LLC ("Stanfield") acts as sub-adviser to the Fund pursuant to a Subadvisory Agreement with SAAMCo. Under the Subadvisory Agreement, the Adviser manages the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, Stanfield is entitled to receive from SAAMCo an annual fee paid monthly equal to the following percentage of average daily gross assets: 0.25% for the first $1 billion of average daily gross assets; 0.20% for average daily gross of more than $1 billion. Stanfield received $155,813 as compensation for its services. Average daily gross assets are computed as described above. The fee paid to the subadviser is not an additional charge to the Fund or its shareholders.

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited) (continued)


   SAAMCo also serves as the Fund's Administrator under an Administration Agreement and is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, SAAMCo receives an annual fee equal to 0.40% of average daily gross assets of the Fund. Average daily gross assets are computed as described above. For the six months ended June 30, 2003 SAAMCo received administrator fees in the amount of $249,501.

   The Fund has adopted Distribution Plans ("Plans") applicable to Class B and C shares to use the assets attributable to that class of shares of the Fund to finance certain activities relating to the distribution of shares to investors. The Plans are compensation plans providing for the payment to SACS, of a fixed percentage of 0.50% of average net assets to finance distribution expenses, and 0.25% of average net assets to finance service fees. For the six months ended June 30, 2003 SACS received distribution fees and early withdrawal charges on redemptions in the amount of $414,918 and $40,803, respectively. For the six months ended June 30, 2003 SACS voluntarily waived fees for the following classes: Class B $82,310, Class C $202,092.

   Pursuant to the Investment Advisory Agreement, the Adviser voluntarily waived the advisory fee and reimbursed expenses in order to maintain an expense ratio on the Fund that did not exceed a certain voluntary rate. These rates are 1.45% for Class B, 1.50% for Class C, and 1.25% for Class D. For the six months ended June 30, 2003, the Adviser waived fees and reimbursed expenses for the following classes: Class B $81,156, Class C $234,800, and Class D $38,233.

Note 6. Federal Income Taxes

   The tax components of distributable earnings differs from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from post-October losses of $1,426,247. On a tax basis, the Fund distributed ordinary income dividends of $7,219,296 during the year ended December 31, 2002 and had undistributed ordinary income of $89,476 at December 31, 2002.

   Capital Loss Carryforwards. At December 31, 2002 capital loss carryforwards available to offset future recognized gains were approximately $19,256,504, with $9,669 expiring in 2005, $334,309 expiring in 2007, $1,179,134 expiring in 2008, $9,997,029 expiring in 2009, and $7,736,363 expiring in 2010.

   Unrealized appreciation and depreciation in the value of investments at June 30, 2003 for federal income tax purposes were as follows:

                   Gross unrealized appreciation $   250,333
                   Gross unrealized depreciation  (9,698,644)
                                                 -----------
                   Net unrealized depreciation.. $(9,448,311)
                                                 ===========

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited) (continued)


Note 7. Director Retirement Plan

   The Directors of the SunAmerica Senior Floating Rate Fund, Inc. participate in the SunAmerica Senior Floating Rate Fund's Disinterested Trustees' and Directors' Retirement Plan ("Retirement Plan"). The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of the Fund (an "Eligible Director") retires after reaching age 60 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from the Fund. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of the Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may elect to receive any benefits payable under the Retirement Plan, at his or her election either in one lump sum or in up to fifteen annual installments. Any undistributed amounts continue to accrue interest at 8.50% per year. As of June 30, 2003, the Fund had accrued $745 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the six months ended June 30, 2003, expensed $745 for the Retirement Plan, which is included in Directors fee and expenses on the Statement of Operations.

Note 8. Line Of Credit

   The Fund currently has an agreement with State Street Bank & Trust Company that provides a $20,000,000 committed unsecured Line of Credit to the Fund which will be used for cash overdraft protection. The Fund pays a commitment fee of 0.10% on the unused portion annually, and interest is charged on any borrowed amounts at the currently effective Federal Funds Rate plus 0.50%. During the six months ended June 30, 2003, the Fund had borrowings outstanding for 54 days under the line of credit and incurred $11,730 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $4,409,553 at a weighted average interest of 1.80%.

Note 9. Senior Loan Participation Commitments

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited) (continued)


Note 10. Unfunded Loan Commitments

   On June 30, 2003, the Fund had the following unfunded loan commitment securities which could be extended at the option of the Borrower:

    Name                                        Type                Amount
    ----                            ----------------------------- ----------
    Amkor Technology, Inc.......... Revolver                      $1,969,294
    Amkor Technology, Inc.......... Letter of Credit                  19,343
    Huntsman International LLC..... Revolver                       1,194,967
    Level 3 Communications, Inc.... Revolver                       2,141,462
    Lyondell Chemical Co........... Revolver                       1,500,000
    Ntelos, Inc.................... Debtor in Possession Revolver    500,000
    Pacificare Health Systems, Inc. Revolver                         176,423
    Purina Mills, Inc.............. Revolver                         165,967
    Westar Energy, Inc............. Revolver                         993,333

      SunAmerica Senior Floating Rate Fund, Inc.
      DIRECTORS INFORMATION -- June 30, 2003 -- (unaudited)
---------------------------------

   The following table contains basic information regarding the Directors that oversee operations of the Fund and other investment companies within the Fund complex.

                                                                              Number of
                                   Term of                                    Funds in
                        Position  Office and                                    Fund             Other
        Name,          Held With  Length of                                    Complex       Directorships
     Address and       SunAmerica    Time         Principal Occupations      Overseen by        Held by
    Date of Birth*      Complex     Served         During Past 5 Years       Director(1)      Director(2)
    --------------     ---------- ---------- ------------------------------- ----------- ---------------------
Judith L. Craven        Director    Since     Retired Administrator.             75      Director, A.G. Belo
DOB: October 6, 1945                June                                                 Corporation
                                    2000                                                 (1992 to present);
                                                                                         Director, Sysco
                                                                                         Corporation
                                                                                         (1996 to present);
                                                                                         Director, Luby's Inc.
                                                                                         (1998 to present).
William F. Devin        Director   Since     Retired.                            75      Member of the Board
DOB: December 30, 1938             August                                                of Governors,
                                   1998                                                  Boston Stock
                                                                                         Exchange (1985-
                                                                                         Present).

Samual M Eisenstat      Director   Since     Attorney, solo practitioner.        46      Director of North
DOB: March 7, 1940                 November                                              European Oil
                                   2001                                                  Royalty Trust.

Stephen J. Gutman       Director   Since     Partner and Managing                46      None
DOB: May 10, 1943                  November  Member of B.B. Associates
                                   2001      LLC (menswear specialty
                                             retailing and other activities)
                                             (June 1988 to present).

Peter A. Harbeck(3)     Director   Since     President, CEO and Director,        83      None
DOB: January 23, 1954              November  SAAMCo (August 1995 to
                                   2001      present). Director, SACS
                                             (August 1995 to present).

--------
    * The business address for each Director is the Haborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
   (1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

      SunAmerica Senior Floating Rate Fund, Inc.
      DIRECTORS INFORMATION -- June 30, 2003 -- (unaudited) (continued)
---------------------------------

   (2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
   (3) Interested Director, as defined in the Investment Company Act of 1940.

   Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

                                                    [LOGO] AIG Sun America
                                                               Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors                      Investment Adviser                       This report is submitted solely for the general
 Judith L. Craven                AIG SunAmerica Asset Management Corp.  information of shareholders of the Fund.
 William F. Devin                Harborside Financial Center            Distribution of this report to persons other
 Samuel M. Eisenstat             3200 Plaza 5                           than shareholders of the Fund is authorized
 Stephen J. Gutman               Jersey City, NJ 07311-4992             only in connection with a currently effective
 Peter A. Harbeck                                                       prospectus, setting forth details of the Fund,
                               Distributor                              which must precede or accompany this report.
Officers                         AIG SunAmerica Capital Services, Inc.
 Robert M. Zakem, President      Harborside Financial Center            The accompanying report has not been
 Donna M. Handel, Treasurer      3200 Plaza 5                           examined by independent accountants, and
 Vacant, Secretary               Jersey City, NJ 07311-4992             accordingly no opinion has been expressed
 J. Steven Neamtz, Vice                                                 thereon.
   President                   Shareholder Servicing Agent
 Abbe P. Stein, Vice             AIG SunAmerica Fund Services, Inc.
   President and Assistant       Harborside Financial Center
   Secretary                     3200 Plaza 5
 Joseph P. Kelly, Assistant      Jersey City, NJ 07311-4992
   Secretary
 Stacey V. Morrison,           Custodian and Transfer Agent
   Assistant Secretary           State Street Bank and Trust Company
 Laura E. Filippone,             P.O. Box 219373
   Assistant Treasurer           Kansas City, MO 64141
 Gregory R. Kingston, Vice
   President and Assistant
   Treasurer
 Donald H. Guire, Assistant
   Treasurer

Distributed by:
AIG SunAmerica Capital Services, Inc.
SFSAN-6/03

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Reserved.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) During the period covered in this report there were no significant changes in the registrant's internal controls. However, a situation was discovered at the registrant's transfer agent which circumvented internal controls related to abandoned property procedures. The registrant is working with the transfer agent in developing corrective actions and enhancing the existing internal controls.

Item 10. Exhibits.

     (a)  Not applicable.

     (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By: /s/Robert M. Zakem
    ------------------
    Robert M. Zakem
    President

Date: September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Robert M. Zakem
    ------------------
    Robert M. Zakem
    President

Date: September 8, 2003

By: /s/Donna M. Handel
    ------------------
    Donna M. Handel
    Treasurer

Date: September 8, 2003